INCOME TAXES	12 Months Ended
Dec. 31, 2020
INCOME TAXES
INCOME TAXES

11.         INCOME TAXES

The Company and subsidiaries incorporated in the Cayman Islands are not subject to income or capital gains taxes under the current laws of the Cayman Islands.

The Company’s subsidiaries incorporated in the US are subject to state income tax and federal income tax at different tax rates, depending upon taxable income levels. They did not have taxable income and no income tax expense was provided for the years ended December 31, 2018, 2019 and 2020.

The Company’s subsidiaries incorporated in Hong Kong are subjected to Hong Kong profits tax. With effect from 1 April 2018, a two-tiered profits tax rates regime applies. The profits tax rate for the first HKD 2 million of corporate profits is 8.25%, while the standard profits tax rate of 16.5% remains for profits exceeding HKD 2 million. No provision for Hong Kong profits tax has been made as they have no assessable profits in Hong Kong in the fiscal years ended December 31, 2018, 2019 and 2020.

Renren Giantly Philippines Inc was established in 2018 and incorporated in the Philippines, which is subject to 30% enterprise income tax rate for the year ended December 31, 2019 and 2020. Renren Giantly Philippines Inc did not have taxable income and no income tax expense was provided for the year ended December 31, 2019 and 2020.

The EIT Law includes a provision specifying that legal entities organized outside PRC will be considered residents for Chinese income tax purposes if their place of effective management or control is within the PRC. If legal entities organized outside PRC were considered residents for Chinese income tax purpose, they would become subject to the EIT Law on their worldwide income. This would cause any income from legal entities organized outside PRC earned to be subject to PRC’s 25% EIT. The Implementation Rules to EIT Law provide that non-resident legal entities will be considered as PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. reside within PRC.

Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside the PRC should be characterized as PRC residents for EIT Law purposes.

Under the EIT Law and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by a foreign-invested enterprise in PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with PRC that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have a tax treaty with PRC.

The Company’s subsidiaries and VIEs located in the PRC had aggregate accumulated deficits as of December 31, 2020. Accordingly, no deferred tax liability had been accrued for the Chinese dividend withholding taxes as of December 31, 2020.

The current and deferred component of income tax expenses which were attributable to the Company’s PRC subsidiaries and VIEs and VIEs’ subsidiaries, are as follows:

	Years ended December 31,
	2018	2019	2020

Current income tax expenses (benefit)	$8,988	$1,944	$(65)
Deferred income tax expenses	—	—	—
Total income tax expenses (benefit)	$8,988	$1,944	$(65)

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2019	2020

Deferred tax assets
Provision for doubtful accounts	$4,456	$4,761
Accrued payroll and welfare	218	89
Allowance for prepaid expenses and other current assets	5,137	4,839
Accrued liabilities	3,019	2,424
Advertising fee	811	563
Employee education fee	18	19
Goodwill and intangible asset impairment	7,195	6,798
Net operating loss carry forwards	29,707	22,412
Total Deferred tax assets	50,561	41,905
Less valuation allowance	(50,561)	(41,905)

Deferred tax assets, net	$—	$—

The roll forward of valuation allowances of deferred tax assets for the year ended December 31, 2020 were as follows:

Year ended
December 31, 2020
Balance as of beginning of year	$50,561
Additions	4,070
Reversals	(11,868)
Decrease relating to disposal of entities	(3,355)
Foreign currency translation adjustments	2,497
Balance as of end of year	$41,905

The Company operates through multiple subsidiaries and VIEs and VIEs’ subsidiaries. The valuation allowance is considered on each an individual entity basis. The subsidiaries and VIEs and VIEs’ subsidiaries have total deferred tax assets related to net operating loss carry forwards of $29,707 and $22,413 as of December 31, 2019 and 2020, respectively. The Company assessed the available evidence to estimate if sufficient future taxable income would be generated to use the existing deferred tax assets. As of December 31, 2019 and 2020, valuation allowances were established because the Company believes that it is more likely than not that its deferred tax assets will not be realized as it does not expect to generate sufficient taxable income in the near future. As of December 31, 2020, the Company had net operating losses of $32,914, which can be carried forward to offset future taxable profit. The net operating loss of $4,569,  $7,053,  $10,579 , $6,980 and $3,733 will expire by 2021, 2022, 2023, 2024 and 2025 respectively, if not utilized. As of December 31, 2020, the Company had net operating loss of $47 from Hong Kong and $66,649 from United States subsidiaries which don’t have an expiring date.

Reconciliation between the income tax expenses computed by applying the PRC tax rate to loss before the provision of income taxes and the actual provision for income taxes is as follows:

	Years ended December 31,
	2018	2019	2020

Loss before provision of income tax	$(58,428)	$(29,012)	$(16,935)
PRC statutory income tax rate	25%	25%	25%
Income tax at statutory tax rate	(14,607)	(7,250)	(4,234)
Taxable deemed interest income from inter-company interest-free loans	4,298	2,218	(66)
Net operating loss not applicable for carryforward	—	13,548	14,820
Non-deductible expenses	6,471	(1,340)	44
Non-deductible expenses related to share-based compensation	7,901	2,102	3,830
Non-taxable income from fair value change gain of contingent consideration	—	(5,166)	(257)
Impairment of goodwill	—	2,322	—
Effect of income tax rate differences in jurisdictions other than the PRC	7,426	(87)	675
Effects of Company cancellation	—	205	(3,723)
Changes in valuation allowance	(2,501)	(4,608)	(11,154)
Income tax expenses (benefit)	$8,988	$1,944	$(65)

The Company did not identify significant unrecognized tax benefits for the years ended December 31, 2018, 2019 and 2020, respectively. The Company did not incur any interest and penalties related to potential underpaid income tax expenses.

Since January 1, 2008, the relevant tax authorities have not conducted a tax examination on PRC entities. In accordance with relevant PRC tax administration laws, tax years from 2016 to present of the Company’s PRC subsidiaries and VIEs and VIEs’ subsidiaries remain subject to tax audits as of December 31, 2020, at the tax authority’s discretion.